Accounts receivable, net - Movement of the allowance for doubtful accounts of accounts receivables due from related parties (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts receivable, net
Balance at the beginning of the year	¥ 6,887
Additions, net		¥ 6,887	$ 950	¥ 360
Write-off	(272)			¥ (360)
Balance at the end of the year	¥ 11,570	¥ 6,887